SEGMENT REPORTING - Segment information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) segment	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2025 USD ($)
SEGMENT REPORTING
Number of Operating Segments | segment	2	2	2	2
Number of Reportable Segments | segment	2	2	2	2
Revenues	¥ 460,513	$ 65,852	¥ 383,956	¥ 537,402
Cost of sales	(434,694)	(62,160)	(463,118)	(614,010)
Gross profit (loss)	25,819	$ 3,692	(79,162)	(76,608)
Total segment assets	6,547,362		6,726,388		$ 936,260
Network
SEGMENT REPORTING
Revenues	86,630		113,710	218,343
Cost of sales	(89,648)		(122,838)	(206,527)
Gross profit (loss)	(3,018)		(9,128)	11,816
Hospital
SEGMENT REPORTING
Revenues	373,883		270,246	319,059
Cost of sales	(345,046)		(340,280)	(407,483)
Gross profit (loss)	28,837		(70,034)	¥ (88,424)
Operation segment
SEGMENT REPORTING
Total segment assets	6,547,362		6,726,388		936,260
Operation segment | Network
SEGMENT REPORTING
Total segment assets	2,129,126		2,354,543		304,461
Operation segment | Hospital
SEGMENT REPORTING
Total segment assets	¥ 4,418,236		¥ 4,371,845		$ 631,799